Net Finance Costs - Summary of Borrowing Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs [abstract]
Total finance expenses	€ 2,632	€ 2,381	€ 1,055
Thereof capitalized as the cost of
Development projects	56	79	1,010
Construction in progress	€ 32	€ 154	€ 45
Capitalization rate p.a.	9.08%	22.06%	10.69%